Interest expense - Interest on Debt Facilities (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023
Debt Instrument [Line Items]
Total debt principal	$ 0	$ (12)	$ (30)	$ (41)	$ (27)
First-lien senior secured
Debt Instrument [Line Items]
Total debt principal	0	(5)	(3)	(5)	(10)
Second lien senior secured
Debt Instrument [Line Items]
Total debt principal	0	(6)	(26)	(35)	(15)
Unsecured convertible bond
Debt Instrument [Line Items]
Total debt principal	$ 0	$ (1)	$ (1)	$ (1)	$ (2)